Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2022
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of fair value hierarchy for assets and liabilities measured
	As of June 30, 2022
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Earn-out liability from SPAC transaction	¥-	¥-	¥-	¥-
Earn-out liability from BeeLive acquisition	-	-	6,490	6,490
Earn-out liability from Weiliantong acquisition			13,233	13,233
	¥-	¥-	¥19,723	¥19,723

	As of December 31, 2021
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Earn-out liability from SPAC transaction	¥-	¥-	¥-	¥-
Earn-out liability from BeeLive acquisition	-	-	10,638	10,638
Earn-out liability from Weiliantong acquisition	-	-	-	-
Total	¥-	¥-	¥10,638	¥10,638

Schedule of fair value recurring basis using significant unobservable inputs
Balance
Balance at December 31, 2020	¥107,299
Fair value change	33,584
Exchange difference	(2,126)
Reclassification to shares to be issued	(128,119)
Balance at December 31, 2021	¥10,638
Contingent consideration resulting from Weiliantong acquisition	19,875
Fair value change	(10,790)
Balance at June 30, 2022	¥19,723
Less: Contingent consideration – earn-out liability – non-current portion	(6,822)
Contingent consideration – earn-out liability –current portion	¥12,901

Schedule of types revenue
	For the six months ended
	June 30,	June 30,	June 30,
	2021	2022	2022
Amounts in thousands of RMB and USD	RMB	RMB	USD
Live streaming - consumable virtual items revenue	733,166	940,768	140,453
Live streaming - time based virtual item revenue	17,668	14,382	2,147
Technical services	7,423	14,823	2,213
Total revenue	758,257	969,973	144,813

Schedule of revenue platforms
	For the six months ended
	June 30,	June 30,	June 30,
	2021	2022	2022
Amounts in thousands of RMB and USD	RMB	RMB	USD
Showself	285,701	282,856	42,229
Lehai	109,895	130,411	19,470
Haixiu	166,117	167,450	25,000
Beelive	189,121	243,522	36,357
Hongren	-	130,911	19,544
Technical services	7,423	14,823	2,213
TOTAL	758,257	969,973	144,813

Warrant liabilities [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of assumption of volatility, risk-free rate, expected dividend rate, to generate individual stock price
	June 30, 2021	December 31, 2021
Risk-free interest rate	0.38%	0.38%
Share price	$6.22	$5.68
Probability	20% - 50%	20%-50%

	June 30, 2021	December 31, 2021	June 30, 2022
Risk-free interest rate	0.38%	0.38%	2.49%
Share price	$6.22	$5.68	$3.27
Probability	20% - 50%	20% - 50%	20%-50%

	January 1, 2022	June 30, 2022
Risk-free interest rate	0.39-0.73%	2.52-2.86%
Share price	$5.13	$3.27
Probability	20% - 50%	20% - 50%

	June 30, 2021	December 31, 2021	June 30, 2022
Risk-free interest rate	0.38%	0.75%	2.87%
Share price	$6.22	$5.68	$3.27
Volatility	54%	53%	62%

Schedule of fair value recurring basis using significant unobservable inputs
Balance
Balance as of December 31, 2020	¥29,558
Fair value change	(16,421)
Exercised	(115)
Exchange difference	(2,698)
Balance as of December 31, 2021	10,324
Fair value change	(8,382)
Exchange difference	268
Balance as of June 30, 2022	¥2,210